COVER LETTER

April 22, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MassMutual RetireSMARTSM 2010 Fund and MassMutual RetireSMARTSM 2020 Fund, dated April 1, 2015, as revised April 2, 2015, as filed under Rule 497(e) on April 2, 2015. The purpose of this filing is to submit the 497(e) filing dated April 2, 2015 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860)562-2241.

Very truly yours,

/s/ Jill Nareau Robert
Jill Nareau Robert
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Assistant Secretary, MassMutual Select Funds